Share-Based Compensation - Additional Information (Detail) ¥ in Thousands				6 Months Ended			12 Months Ended
	Jan. 15, 2025 $ / shares shares	Oct. 05, 2022 CNY (¥) shares	Sep. 10, 2021 shares	Jun. 30, 2025 CNY (¥) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Oct. 05, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses, tax benefit | ¥					¥ 0	¥ 0
Share-Based Payment Arrangement, Expense | ¥					9,873	3,820
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares				$ 1.98
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | ¥				$ 3,007	¥ 3,007
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term					1 year 1 month 2 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | ¥					¥ 8,194	¥ 3,820
Employees Stocks Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted under the 2021 plan	4,996,006
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Share-Based Payment Arrangement, Expense | ¥					¥ 1,679
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					0
2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued			11,258,693
Shares granted under the 2021 plan			4,378,011
Unamortized stock-based compensation expense | ¥				$ 1,218	¥ 1,218
Unamortized stock-based compensation expense, recognition period					8 months 19 days
2022 RSUs [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted under the 2021 plan		1,421,181
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.0001
Shares vested value | ¥		¥ 33,600
Share awards vested		745,164			208,007	208,006	234,005	234,005
RSUs expected to vest in 2025				208,007	208,007	234,006	208,007	442,012
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		745,164			208,007	208,006	234,005	234,005
2025 RSUs [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted under the 2021 plan	1,780,681
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Share awards vested					1,299,766
RSUs expected to vest in 2025				480,915	480,915
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					1,299,766
2025 RSUs [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period	2 years
2025 RSUs [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period	2 months